CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 139,076	$ (836,206)	$ (336,138)	$ (197,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	43,741	70,864	124,899	124,042
Deferred income taxes	(4,866)	(62,476)	(14,454)	(49,334)
Write off of deferred financing fees	0	4,038	0	2,969
Discount amortization on long-term debt	5,890	1,563	6,337	1,701
Reorganization items, net	(16,254)	552,304	0	0
Loss on disposal of assets	451	3,768	27,843	17,595
Loss on impairment	9,591	62,101	117,220	91,400
Loss on sale of subsidiaries	0	55,883	0	0
Deferral of lease payments	0	285	5,094	3,991
Beneficial conversion feature on DIP Loan	0	56,870	0	0
DIP Claim Liability	0	15,000	0	0
Change in fair value of preferred stock derivative liability	(184,140)	0	0	0
Stock-based compensation	2,412	1,871	6,382	10,436
Equity in earnings from unconsolidated affiliates less than (in excess of) dividends received	(1,184)	(1,776)	3,806	(4,754)
Increase (decrease) in cash resulting from changes in:
Accounts receivable	24,097	(10,247)	19,197	(32,459)
Inventories	(2,856)	(605)	(7,473)	(2,154)
Prepaid expenses and other assets	(483)	(1,226)	1,543	11,913
Accounts payable	(15,823)	(13,861)	4,487	(3,385)
Accrued liabilities	(3,966)	23,745	(55,058)	6,070
Other liabilities and deferred credits	(5,199)	(20,761)	(13,122)	(466)
Net cash used in operating activities	(9,513)	(98,866)	(109,437)	(19,544)
Cash flows from investing activities:
Capital expenditures	(36,115)	(41,574)	(40,902)	(46,287)
Deposits on assets held for sale	4,500	0	0	0
Proceeds from asset dispositions	13,845	5,314	13,813	48,740
Proceed from sale of consolidated affiliate	0	0	965	0
Proceeds from OEM cost recoveries	0	0	0	94,463
Cash transferred in sale of subsidiaries, net of cash received	0	(22,458)	0	0
Net cash provided by (used in) investing activities	(17,770)	(58,718)	(26,124)	96,916
Cash flows from financing activities:
Proceeds from borrowings	0	225,585	470	896,874
Debt issuance costs	0	(14,863)	(2,599)	(20,560)
Repayment of debt and debt redemption premiums	(25,132)	(366,750)	(61,052)	(671,567)
Purchase of 4.5% Convertible Senior Notes call option	0	0	0	(40,393)
Proceeds from issuance of warrants	0	0	0	30,259
Partial prepayment of put/call obligation	0	(1,323)	(54)	(49)
Dividends paid to noncontrolling interest	0	0	(580)	(331)
Common stock dividends paid	0	0	0	(2,465)
Issuance of common stock	0	385,000	2,830	0
Repurchases for tax withholdings on vesting of equity awards	0	0	(2,157)	(2,740)
Net cash provided by (used in) financing activities	(25,132)	227,649	(63,142)	189,028
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,010	2,406	(3,465)	17,167
Net increase (decrease) in cash, cash equivalents and restricted cash	(51,405)	72,471	(202,168)	283,567
Cash, cash equivalents and restricted cash at beginning of period	250,526	178,055	380,223	96,656
Cash, cash equivalents and restricted cash at end of period	$ 199,121	$ 250,526	$ 178,055	$ 380,223